Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic	9,193,101	6,936,452
Effect of exercise of options and Warrants	598,392	641,109
Diluted	9,791,493	7,577,561